Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	£ 25,515	£ 24,582
Covered bonds	12,706	11,264
Commercial paper	17,295	11,703
Securitisation notes	7,053	6,342
Certificates of deposit issued	4,475	2,484
Debt instruments issued	67,044	56,375
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	4,221	4,226
Covered bonds	0	0
Commercial paper	0	0
Securitisation notes	17	17
Certificates of deposit issued	0	0
Debt instruments issued	4,238	4,243
At amortised costs
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	21,294	20,356
Covered bonds	12,706	11,264
Commercial paper	17,295	11,703
Securitisation notes	7,036	6,325
Certificates of deposit issued	4,475	2,484
Debt instruments issued	£ 62,806	£ 52,132